Component of Reclassifications (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations	¥ (1,379,267)		¥ (1,150,042)	¥ (1,071,737)
Foreign exchange gain, net	(50,260)		(5,551)	(37,105)
Other income (loss), net	(2,928)		(1,504)	36,802
Income before income taxes and equity in earnings of affiliated companies	(2,441,080)		(1,403,649)	(432,873)
Provision for income taxes	(767,808)		(551,686)	(262,272)
Equity in earnings of affiliated companies	(318,376)		(231,519)	(197,701)
Net income	(1,991,648)		(1,083,482)	(368,302)
Total reclassifications, net of tax	(109)		33,702	39,930
Unrealized gains (losses) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications, net of tax	(8,006)		26,198	31,315
Unrealized gains (losses) on securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financing operations	(29)
Foreign exchange gain, net	5,079
Other income (loss), net	(18,469)
Income before income taxes and equity in earnings of affiliated companies	(13,419)
Provision for income taxes	5,209
Equity in earnings of affiliated companies	204
Net income	(8,006)
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications, net of tax	7,897		7,504	8,615
Pension liability adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Recognized net actuarial loss	17,786	[1]
Amortization of prior service costs	(5,207)	[1]
Income before income taxes and equity in earnings of affiliated companies	12,579
Provision for income taxes	(4,682)
Net income	¥ 7,897

[1]	These components are included in the computation of net periodic pension cost. See note 19 to the consolidated financial statements for additional information.